Intangible Assets (Details) - Schedule of future amortization - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of future amortization [Abstract]
2022 (remainder of year)	$ 1,066,388	$ 1,421,692
2023	1,421,850	1,421,850
2024	1,421,850	1,421,850
2025	1,421,850	1,421,850
2026	1,367,779	1,367,937
Thereafter	7,365,720	7,365,721
Total	$ 14,065,437	$ 14,420,900